List of notes	12 Months Ended
Dec. 31, 2025
Capital Risk Management [Abstract]
Capital risk management	Capital risk management
The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to shareholders through the generation of profits from its operations.
The capital structure of the Group consists of equity attributable to owners of the Company, comprising issued share capital and reserves.
The directors of the Company review the capital structure periodically. As a part of this review, the directors of the Company consider the cost of capital and the risks associated with the capital and will balance its overall capital structure through the payment of dividends and new share issues.